AIG Life Insurance Company
600 King Street
One Alico Plaza
Wilmington, DE  19801

                                  May 25, 2000

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


         Re:      Variable Account I of AIG Life Insurance Company
                  File No. 33-58504

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of AIG Life Insurance Company (the Company) and Variable Account I, we certify that the form of the Prospectuses and Statement of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 10 to the Registration Statement for Variable Account I, which was filed electronically and became effective on May 1, 2000.

If you should have any questions  regarding the foregoing,  please contact me at
(302) 594-2978.

Very truly yours,

/s/ Robert Saginaw

Robert Saginaw
Assistant General Counsel